BUSINESS ACQUISITION - Additional information (Details) - Unicorn	Mar. 03, 2020 $ / shares shares
Business Acquisition [Line Items]
Consideration in shares | shares	761,789,601
ADS [Member]
Business Acquisition [Line Items]
Stock price per share | $ / shares	$ 1.52